Taxes on Income (Details Textual) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 22, 2017	Aug. 31, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Income tax rate			24.00%	25.00%	26.50%
Tax loss carry forward			$ 32,576
Capital loss			716
Net change in total valuation allowance			$ 556
Tax credit carryforward, description		The tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel ("Development Area A") and 16% in other areas. In 2017 the tax rate at Development Area A was reduced to 7.5%.		The corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Subject to tax at a rate			4.00%
Companies foreign currency exchange rate			90
U.S. subsidiary [Member]
Income Taxes (Textual)
Income tax rate			35.00%
Tax credit carryforward, description	US federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017		Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018-2026 for federal tax purposes and in the years 2018-2025 for state tax purposes.
Indian subsidiary [Member]
Income Taxes (Textual)
Income tax rate			30.00%
Brazilian subsidiary [Member]
Income Taxes (Textual)
Income tax rate			34.00%
Tax loss carry forward			$ 3,551
Maximum offset percentage of taxable income for tax period			30.00%
State tax [Member] | U.S. subsidiary [Member]
Income Taxes (Textual)
Tax loss carry forward			$ 93
Federal [Member] | U.S. subsidiary [Member]
Income Taxes (Textual)
Tax loss carry forward			$ 8,183
Development area A [Member]
Income Taxes (Textual)
Income tax rate			7.50%
Other areas [Member]
Income Taxes (Textual)
Income tax rate			12.00%